AXA ENTERPRISE FUNDS TRUST

SUPPLEMENT DATED MAY 30, 2006 TO THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2006

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated March 1, 2006 of AXA Enterprise Funds Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

Information Regarding AXA Enterprise Tax Exempt Income Fund

Effective May 3, 2006, references to Susan Voltz contained in the “Management Team – The Manager and the Sub-advisers” section of the Prospectus are deleted.

Also, effective May 3, 2006, references to Susan Voltz in Appendix C of the Statement of Additional Information are deleted.